Eaton Vance

Enhanced Equity Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%(1)

Security	Shares	Value
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.	25,761	$4,810,609

		$4,810,609

Automobiles — 2.4%
General Motors Co.(2)	176,283	$10,335,472
Tesla, Inc.(2)	8,377	8,852,646

		$19,188,118

Banks — 7.0%
Bank of America Corp.	351,323	$15,630,360
JPMorgan Chase & Co.	130,034	20,590,884
M&T Bank Corp.	38,764	5,953,375
Wells Fargo & Co.	269,883	12,948,987

		$55,123,606

Beverages — 1.7%
PepsiCo, Inc.	75,239	$13,069,767

		$13,069,767

Building Products — 1.3%
Johnson Controls International PLC	125,127	$10,174,076

		$10,174,076

Capital Markets — 2.8%
Charles Schwab Corp. (The)	136,167	$11,451,645
Goldman Sachs Group, Inc. (The)	26,988	10,324,259

		$21,775,904

Chemicals — 1.1%
FMC Corp.	76,220	$8,375,816

		$8,375,816

Containers & Packaging — 0.8%
Packaging Corp. of America	44,625	$6,075,694

		$6,075,694

Electric Utilities — 1.3%
NextEra Energy, Inc.	108,034	$10,086,054

		$10,086,054

Electrical Equipment — 2.5%
AMETEK, Inc.	45,693	$6,718,699
Eaton Corp. PLC	76,976	13,302,992

		$20,021,691

Entertainment — 3.8%
Live Nation Entertainment, Inc.(2)	73,604	$8,809,663
Netflix, Inc.(2)	18,587	11,197,552

Security	Shares	Value
Walt Disney Co. (The)(2)	61,780	$9,569,104

		$29,576,319

Equity Real Estate Investment Trusts (REITs) — 3.1%
EastGroup Properties, Inc.	63,728	$14,520,425
Mid-America Apartment Communities, Inc.	41,709	9,569,713

		$24,090,138

Food Products — 1.3%
Mondelez International, Inc., Class A	151,614	$10,053,524

		$10,053,524

Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(2)	29,847	$10,724,027

		$10,724,027

Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	37,805	$18,983,403

		$18,983,403

Hotels, Restaurants & Leisure — 2.5%
Hilton Worldwide Holdings, Inc.(2)	54,082	$8,436,251
Starbucks Corp.	94,362	11,037,523

		$19,473,774

Household Products — 2.1%
Procter & Gamble Co. (The)	101,444	$16,594,210

		$16,594,210

Insurance — 0.9%
American International Group, Inc.	123,617	$7,028,863

		$7,028,863

Interactive Media & Services — 5.3%
Alphabet, Inc., Class C(2)	14,244	$41,216,296

		$41,216,296

Internet & Direct Marketing Retail — 5.1%
Amazon.com, Inc.(2)	11,870	$39,578,616

		$39,578,616

IT Services — 3.4%
Accenture PLC, Class A	46,155	$19,133,555
Amadeus IT Group S.A.(2)	60,236	4,075,823
Visa, Inc., Class A	14,178	3,072,514

		$26,281,892

Life Sciences Tools & Services — 5.6%
Charles River Laboratories International, Inc.(2)	16,317	$6,147,919
Danaher Corp.	49,062	16,141,889
Thermo Fisher Scientific, Inc.	19,486	13,001,839
Waters Corp.(2)	22,480	8,376,048

		$43,667,695

Machinery — 1.4%
Caterpillar, Inc.	25,831	$5,340,301
PACCAR, Inc.	65,581	5,788,179

		$11,128,480

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	96,704	$11,348,214
EOG Resources, Inc.	113,899	10,117,648
Pioneer Natural Resources Co.	31,968	5,814,340

		$27,280,202

Pharmaceuticals — 3.9%
Eli Lilly & Co.	58,196	$16,074,899
Pfizer, Inc.	105,443	6,226,409
Zoetis, Inc.	34,562	8,434,165

		$30,735,473

Road & Rail — 2.1%
CSX Corp.	431,811	$16,236,094

		$16,236,094

Semiconductors & Semiconductor Equipment — 6.1%
Micron Technology, Inc.	100,015	$9,316,397
NVIDIA Corp.	38,763	11,400,586
QUALCOMM, Inc.	64,506	11,796,212
Texas Instruments, Inc.	81,557	15,371,048

		$47,884,243

Software — 10.9%
Adobe, Inc.(2)	9,078	$5,147,771
Intuit, Inc.	24,286	15,621,241
Microsoft Corp.	192,598	64,774,559

		$85,543,571

Specialty Retail — 2.1%
Best Buy Co., Inc.	33,264	$3,379,622
Lowe’s Cos., Inc.	49,753	12,860,156

		$16,239,778

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	328,765	$58,378,801

		$58,378,801

Textiles, Apparel & Luxury Goods — 2.7%
Capri Holdings, Ltd.(2)	112,270	$7,287,446
NIKE, Inc., Class B	81,147	13,524,770

		$20,812,216

Tobacco — 1.1%
Philip Morris International, Inc.	91,878	$8,728,410

		$8,728,410

Total Common Stocks (identified cost $412,166,033)		$778,937,360

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	6,321,757	$6,321,125

Total Short-Term Investments (identified cost $6,321,125)		$6,321,125

Description	Value
Total Investments — 100.5% (identified cost $418,487,158)	$785,258,485

Total Written Covered Call Options — (0.5)% (premiums received $4,965,848)	$(3,760,193)

Other Assets, Less Liabilities — (0.0)%(4)	$(91,108)

Net Assets — 100.0%	$781,407,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2021 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

(4)	Amount is less than (0.05)%.

Written Covered Call Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Accenture PLC, Class A	230	$9,534,650	$425	1/21/22	$(73,600)
Adobe, Inc.	45	2,551,770	590	1/21/22	(25,875)
Alphabet, Inc., Class C	70	20,255,130	3,050	1/28/22	(99,750)
Amazon.com, Inc.	55	18,338,870	3,550	1/14/22	(46,750)
American International Group, Inc.	615	3,496,890	57	1/21/22	(74,415)
AMETEK, Inc.	225	3,308,400	150	1/21/22	(31,500)
Apple, Inc.	1,640	29,121,480	185	1/14/22	(173,020)
Bank of America Corp.	1,755	7,807,995	47	1/21/22	(64,935)
Best Buy Co., Inc.	165	1,676,400	104	1/21/22	(28,215)
Capri Holdings, Ltd.	510	3,310,410	71	1/14/22	(26,520)
Caterpillar, Inc.	125	2,584,250	210	1/14/22	(27,250)
Charles River Laboratories International, Inc.	80	3,014,240	380	1/21/22	(69,200)
Charles Schwab Corp. (The)	680	5,718,800	84	1/14/22	(118,660)
Chevron Corp.	480	5,632,800	120	1/21/22	(54,480)
CSX Corp.	2,155	8,102,800	38	1/7/22	(53,875)
Danaher Corp.	245	8,060,745	330	1/21/22	(180,075)
Eaton Corp. PLC	380	6,567,160	180	1/7/22	(14,250)
EOG Resources, Inc.	565	5,018,895	93	1/28/22	(98,310)
General Motors Co.	880	5,159,440	63	1/14/22	(27,720)
Goldman Sachs Group, Inc. (The)	130	4,973,150	400	1/21/22	(39,975)
Hilton Worldwide Holdings, Inc.	270	4,211,730	155	1/21/22	(129,600)
Huntington Ingalls Industries, Inc.	125	2,334,250	195	1/21/22	(21,250)
Intuit, Inc.	120	7,718,640	660	1/21/22	(102,600)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Intuitive Surgical, Inc.	145	$5,209,850	$390	1/28/22	$(76,488)
Johnson Controls International PLC	625	5,081,875	83	1/28/22	(67,188)
JPMorgan Chase & Co.	650	10,292,750	165	1/28/22	(71,500)
Live Nation Entertainment, Inc.	365	4,368,685	120	1/21/22	(171,550)
Lowe’s Cos., Inc.	245	6,332,760	260	1/21/22	(97,388)
M&T Bank Corp.	190	2,918,020	155	1/21/22	(62,700)
Micron Technology, Inc.	500	4,657,500	100	1/28/22	(69,000)
Microsoft Corp.	960	32,286,720	340	1/14/22	(345,600)
Mid-America Apartment Communities, Inc.	205	4,703,520	230	1/21/22	(70,725)
Mondelez International, Inc., Class A	755	5,006,405	68	1/21/22	(26,425)
Netflix, Inc.	90	5,421,960	650	1/7/22	(4,500)
NextEra Energy, Inc.	540	5,041,440	95	1/21/22	(48,600)
NIKE, Inc., Class B	405	6,750,135	175	1/28/22	(42,322)
NVIDIA Corp.	190	5,588,090	325	1/7/22	(9,500)
PACCAR, Inc.	325	2,868,450	89	1/21/22	(47,937)
Packaging Corp. of America	220	2,995,300	140	1/21/22	(18,700)
PepsiCo, Inc.	375	6,514,125	175	1/21/22	(59,437)
Pfizer, Inc.	525	3,100,125	65	1/21/22	(19,162)
Philip Morris International, Inc.	455	4,322,500	95	1/21/22	(67,113)
Pioneer Natural Resources Co.	155	2,819,140	195	1/28/22	(39,912)
Procter & Gamble Co. (The)	505	8,260,790	170	2/4/22	(42,925)
QUALCOMM, Inc.	320	5,851,840	190	1/21/22	(70,880)
Starbucks Corp.	470	5,497,590	121	1/14/22	(21,620)
Tesla, Inc.	40	4,227,120	1,060	1/14/22	(189,000)
Texas Instruments, Inc.	405	7,633,035	205	1/7/22	(2,835)
Thermo Fisher Scientific, Inc.	95	6,338,780	690	1/21/22	(59,850)
UnitedHealth Group, Inc.	185	9,289,590	525	2/4/22	(95,738)
Visa, Inc., Class A	70	1,516,970	220	1/14/22	(14,770)
Walt Disney Co. (The)	305	4,724,145	160	1/7/22	(13,115)
Waters Corp.	75	2,794,500	370	1/21/22	(81,750)
Wells Fargo & Co.	1,345	6,453,310	51	1/28/22	(63,888)
Zoetis, Inc.	170	4,148,510	240	1/21/22	(106,250)

Total					$(3,760,193)

Abbreviations:

ADR	-	American Depositary Receipt

At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2021, the value of the Fund’s investment in affiliated funds was $6,321,125, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,695,787	$37,661,656	$(37,035,903)	$(415)	$—	$6,321,125	$758	6,321,757

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivatives, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$70,792,615	$—		$—	$70,792,615
Consumer Discretionary	115,292,502	—		—	115,292,502
Consumer Staples	48,445,911	—		—	48,445,911
Energy	27,280,202	—		—	27,280,202
Financials	83,928,373	—		—	83,928,373
Health Care	104,110,598	—		—	104,110,598
Industrials	62,370,950	—		—	62,370,950
Information Technology	214,012,684	4,075,823		—	218,088,507
Materials	14,451,510	—		—	14,451,510
Real Estate	24,090,138	—		—	24,090,138
Utilities	10,086,054	—		—	10,086,054
Total Common Stocks	$774,861,537	$4,075,823	*	$—	$778,937,360
Short-Term Investments	$—	$6,321,125		$—	$6,321,125
Total Investments	$774,861,537	$10,396,948		$—	$785,258,485

Liability Description
Written Covered Call Options	$(3,760,193)	$—		$—	$(3,760,193)
Total	$(3,760,193)	$—		$—	$(3,760,193)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.